Shareholders' Equity - Additional Information (Details)					6 Months Ended		12 Months Ended
	May 12, 2023 USD ($) shares	Mar. 18, 2022 USD ($) shares	Mar. 10, 2022 USD ($) $ / shares shares	Nov. 17, 2021 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Jun. 30, 2023 £ / shares	Dec. 31, 2022 £ / shares	Jun. 30, 2022 £ / shares
Class Of Stock [Line Items]
Ordinary shares, authorized | shares					400,000,000		400,000,000
Ordinary shares, par value | £ / shares								£ 0.00001	£ 0.00001	£ 0.00001
Common stock, voting rights					Each holder of ordinary shares is entitled to one vote per ordinary share
Dividends declared or paid					$ 0
Number of ordinary shares for each ADS | shares	15
Proceeds from issuance of ordinary shares						$ 27,328,000
Stock Issued						$ 963,000
Prepaid expenses and other current assets					$ 6,385,000		$ 6,235,000
Deferred shares conversion rights					no conversion rights
American Depository Shares | Syncona Portfolio Limited
Class Of Stock [Line Items]
Stock issued during period, shares | shares			24,857,144
Stock issued during period, value			$ 26,100,000
Price per ordinary share | $ / shares			$ 1.05
Proceeds from issuance of ordinary shares			$ 24,200,000
American Depository Shares | Lincoln Park Capital Fund, LLC
Class Of Stock [Line Items]
Stock issued during period, shares | shares		954,208			0
Sale of stock period		36 months
Stock Issued		$ 1,000,000.0
Prepaid expenses and other current assets		200,000
American Depository Shares | Lincoln Park Capital Fund, LLC | Maximum
Class Of Stock [Line Items]
Value of stock available for sale under the purchase agreement		$ 35,000,000.0
American Depository Shares | Jefferies LLC | Open Market Sale Agreement
Class Of Stock [Line Items]
Stock issued during period, shares | shares					0		3,037,616
Proceeds from issuance of ordinary shares							$ 3,200,000
American Depository Shares | Jefferies LLC | Open Market Sale Agreement | At-the-Market Offerings
Class Of Stock [Line Items]
Maximum offering Sales proceeds from issuance of common stock				$ 75,000,000
American Depository Shares | General and Administrative
Class Of Stock [Line Items]
Depositary fees paid	$ 2,000,000
Deferred Shares
Class Of Stock [Line Items]
Deferred shares, par value | £ / shares								£ 0.00001	£ 0.00001